333-280698
811-23981

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.   333-280698
Post-Effective Amendment No.

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 333-280698


Valles Capital Inc.
Registrant Exact Name as Specified in Charter

112 East Fairmont Drive Tempe, Arizona 85282
Address of Principal Executive Offices (Number, Street, City,
State, Zip Code)

928-233-1348 send email inquiries to info@vallescapital.com or avalles112@gmail.com
Registrants Telephone Number, including Area Code

Angel Michel Valles
112 East Fairmont Drive Tempe, Arizona 85282
Name and Address (Number, Street, City, State, Zip Code) of
Agent for Service


No Date selected as of this amendment filing.
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective
(check appropriate box):

[  ] immediately upon filing pursuant to paragraph (b)
[  ] on (date) pursuant to paragraph (b) 1 (ii)
[  ] 60 days after filing pursuant to paragraph (a)
[ X ] 16 days after filing pursuant to paragraph (a)
[  ] 75 days after filing pursuant to paragraph (a)(2)
[  ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The information in this prospectus (or Statement of Additional Information) is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus
(or Statement of Additional Information) is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Details of this prospectus may also serve as instructions to the Depository Trust and Clearing Corporation.




















CONTENTS OF FORM N-1A
Item 2. Risk/Return Summary:	5
Investment Objectives/Goals	5
Item 3. Risk/Return Summary:	5
Fee Table	5
Item 4. Risk/Return Summary: Investments, Risks,
and Performance	6
(a) Principal Investment Strategies of the Fund. 7
(b) Principal Risks of Investing in the Fund.	7
Item 5. Management	7
(a) Investment Adviser(s).	7
Item 6. Purchase and Sale of Fund Shares	7
(a) Purchase of Fund Shares.	7
(b) Sale of Fund Shares.	9
Item 7. Tax Information	9
Item 8. Financial Intermediary Compensation	9
Item 9. Investment Objectives, Principal Investment
Strategies, Related	9
a.	Investment Objectives.	10
Implementation of Investment Objectives.	10
Item 10.  Management, Organization, and Capital
Structure	10
(a) Management.	10
(b) Capital Stock.	11
Item 11.   Shareholder Information	11
Pricing of Fund Shares.	11
Item 12. Distribution Arrangements	12
Sales Loads.	12
Item 13.   Financial Highlights Information	13
Part B  INFORMATION REQUIRED IN A STATEMENT
OF ADDITIONAL INFORMATION	13
Item 14.   Cover Page and Table of Contents	13
Item 15.   Fund History	13
Item 16.   Description of the Fund and Its
Investments and Risks	13
Item 17.  Management of the Fund	14
Item 18.   Control Persons and Principal Holders
of Securities	14
Item 19.   Investment Advisory and Other
Services	14
Item 20.   Portfolio Managers	14
Item 21.   Brokerage Allocation and Other
Practices	14
Item 22.   Capital Stock and Other Securities	14
Item 23.   Purchase, Redemption, and Pricing
of Shares	14
Item 25.   Underwriters	15
Item 27.   Financial Statements	15
Item 27A.   Annual and Semi-Annual Shareholder
Report	15
Part C  OTHER INFORMATION	15
Item 28.   Exhibits	15
Item 29.   Persons Controlled by or Under Common
Control with the Fund	15
Item 30.   Indemnification	16
Item 31.   Business and Other Connections of
Investment Adviser	16
Item 32.   Principal Underwriters	16
Item 33.   Location of Accounts and Records	16
Item 34.   Management Services	16
Item 35.   Undertakings	17
SIGNATURES	17











Item 2. Risk/Return Summary:
Investment Objectives/Goals
The Fund is a non-marginable Retail US Treasury
Money Market Mutual fund, raising new capital at a ratio of 5 to 1, issuing non-voting Valles
Capital Series of Shares; Corporate Infinity
Class and an initial $1 billion in new market capital and $250 million in asset turnover volume for the purpose of creating a market exit for fund sweep account activity. A key features is using the fund as a future sweep account linked to a White label debit card, the debit card program through additional
Classes of shares issued in future amendments all exclusively accepting direct deposit contributions, particularly direct payroll deposit, and immediate liquidity for cardholders at point-of-sale (POS) terminals or ATMs in their own currency and location of account activation.

There is no activity to report for the previous
6 to 12 months and having no quotations the fund director will use a stated market price of $5 per share of Corporate Infinity shares on behalf of shareholders and strive to maintain a $1 NAV per share; by investing paid in capital contributions in a US Treasury Zero Percent Certificate of
Indebtedness. Maintaining a $1 NAV will begin using the infinity shares provision and market maker buy-ins.

Item 3. Risk/Return Summary:
Fee Table
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)	0.00%
Maximum Sales Charge (
Load) Imposed on Purchases
(as a percentage of offering price) 		0.00%
Maximum Deferred Sales Charge (Load)
(as a percentage of                         )  	0.00%
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
[and other Distributions]
(as a percentage of                         ) 	0.00%
Redemption Fee (as a percentage of amount redeemed,
if applicable) 		0.005%
Exchange Fee	(front end)	 		0.005%
Maximum Account Fee 				0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees Distribution
[and/or Service] (12b-1) Fees 			0.00%
Other Expenses 					0.00%

Total Annual Fund Operating Expenses		0.00%


Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund having a $1 NAV and a $5 Share Price for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 0% return each year and that the Funds operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year $ 50.00
3 years $ 150.00
5 years $ 250.00
10 years $ 500.00

You would pay the following expenses if you did not redeem your shares:

1 year $ 0.00
3 years $ 0.00
5 years $ 0.00
10 years $ 0.00

The Example does not reflect sales charges (loads) on reinvested dividends [and other distributions]. If these sales charges (loads) were included, your costs would be higher.

For market makers, if you provided liquidity for $10 million each year and recognized using position exits, market makers may automatically participate in Fund using 5% of the recognized proceeds, resulting in a 25% return at any amount. Fund Managers of different funds can create a 1-week ladder buying and selling positions, each ladder will return the buy in plus 125%
ROI every 4 weeks.

Example

1 year $ 2,500,000
3 years $ 7,500,000
5 years $ 12,500,000
10 years $ 25,000,000


Item 4. Risk/Return Summary: Investments, Risks, and
Performance

(a) Principal Investment Strategies of the Fund.
The Fund will invest 100% of its paid in capital contributions into an extremely low-risk Treasury
Direct Zero Percent Certificate of Indebtedness. The
Treasury Direct 0% C of I account can hold an unlimited amount money and is backed by the full
Faith and Credit of the United States Government.

(b) Principal Risks of Investing in the Fund.
(1) Narrative Risk Disclosure.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.
The Funds sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Item 5. Management
(a) Investment Adviser(s).
Angel Michel Valles is the funds investment advisor and portfolio manager having over 40 years experience beginning in 1984. Angel Valles also began the Valles
Capital Management Group Corp., which is now dissolved.

Item 6. Purchase and Sale of Fund Shares

(a) Purchase of Fund Shares.
There are no minimum initial or subsequent investment requirements. Purchases can initially be made using self-directed brokerage accounts. Fund participants will experience a 5to1 increase in account market value.
Shares are issued using an infinity share provision at $1 NAV per share and each Corporate Infinity share has a $5 stated market share price value. The sponsoring bank, offering self-directed brokerage accounts will furnish liquidity for shareholder settlements and organize their own position exit. Both the sponsoring bank and its market makers can automatically participate in the Fund, allocating 5% of exit proceeds.

The Depository Trust & Clearing Corporation (DTCC) will be instructed to permit Market Makers to invest in the Fund at any number of 4-week ladders desired. Shares will be issued utilizing the infinity share provision, ensuring a constant net asset value (NAV) of $1 per share and a market share value of $5. This protocol will remain in effect until a ticker symbol is assigned and market price quotations become accessible to liquidity sponsors.

The Bank Sponsor on behalf of its Market Makers is invited to utilize a cash-only basis of $200 million.
As mentioned earlier this would lead to the creation of new market capital totaling $1 billion, accompanied by an asset turnover volume valued at $250 million with DTCC resolution and clearing. Any daily, weekly, or monthly asset turnover will always return 25%. As the fund acquires new accounts, asset turnover is expected to rise, principally with the development of a proprietary debit card program. Bank sponsor and its Market Makers may also buy-in to simultaneously acquire property using infinity share provisions.

for example:
6431 Georgetown Pike McLean, Virginia ($25 million), and
1047 N Bundy Dr, Los Angeles, ($38 million), and
10066 Cielo Dr. Beverly Hills, CA ($49.6 million)

Together serving as a $112.6 million equity basis to $563 million in new market capital and $140.75 million in first round 5% participation in the fund. Sellers are only interested in cash sales, creating 1033 exchange opportunities. Fund Managers can create
4-week ladders amongst themselves buying and selling ladder positions, each ladder returning the buy in ladder amount plus 125% ROI every week.

Market Capital
(includes Asset Turnover Event)

$ 1,250,000,000 	Cash Basis
    703,750,000 	Equity Basis (property)
  1,953,750,000 	Total Turnover Volume

Total Basis

$200,000,000 	in cash
 112,600,000 	in property
$312,600,000 	total equity basis

CEO Compensation
Performance-Based Incentives: The CEO will initially earn $250K per year which is equal to .002% or $5,000 a week for each $2,500,000 ladder issued; of which there are 125. The CEO may also be eligible for performance-based incentives and bonuses, which include a .0001% weekly incentive and a .001% end of quarter bonus paid using a direct deposit account.
These incentives are tied to maintaining a Paid-in
Capital account balance matching DTCC deposit receipts balance. The cash for the CEO compensation package will come from infinity share provisions after receiving
..005% fund management fees using our linked money market debit payment cards for sending and receiving payments.


(b) Sale of Fund Shares.
Shares are exchangeable instantly when the Valles Capital
Money Market Fund Debit Card or any self-directed brokerage account with ATM Visa/Mastercard access is used as the method of payment for in person purchases at any retail establishment, online bill pay, money transfer or wire transfers. DTCC will give any financial institution sponsoring fund liquidity to automatically participate in Fund using 5% of exit proceeds using infinity share provisions resulting in a 25% return at any exit proceed amount.

Item 7. Tax Information

The Fund never intends to make any distributions that may be taxed as ordinary income or capital gains or that the Fund never intends to distribute tax-exempt income. Using the Corporate Infinity Series 5:1 Money
Market Fund increase based on the $1 NAV cost basis and striving to maintain a $5 share price there will be no tax exposure; due to taxation only occurring on increase in share price over the original stated market value.
Does not include 3rd party transactions.

Item 8. Financial Intermediary Compensation
There will be no payments to Broker-Dealers and Other
Financial Intermediaries.

Item 9. Investment Objectives, Principal Investment
Strategies, Related Risks, and Disclosure of Portfolio
Holdings

a.	Investment Objectives.
The debit card facilitates various transactions including purchases, bill payments, money transfers, and wire transfers. Emphasizing direct payroll deposits mitigates fraud and money laundering risks while also supporting local employment opportunities at cardholders native location and currency using additional series of shares each having its own stated value.

The sponsoring bank is a financial institution offering self-directed brokerage accounts with ATM access offering liquidity, possibly DTCC integration guidance and arranges its own position exit using the $200 million buyin to create a multi-market maker effort facilitating liquidity exits and creating new initial market capital of $1 billion. Each asset turnover event returns 25% at any volume using infinity share provisions. DTCC has instructions to allow market makers to automatically participate in Fund using 5% of position exit proceeds. Market Makers can create automatic 4 week $2,500,000 ladders with one another, buying and selling resulting $12,500,000 positions indefinitely, each ladder will return the ladder buyin amount plus 125% ROI every week.
(see Item 35 of this registration)

Sponsored product launch will take place in Valles Mines, Missouri, USA, and extend to surrounding areas from Kansas City to St Louis. With card sponsor approval to offer virtual online card accounts along with 50,000 pre-packaged physical cards with POS opening account balance between $100, $500, and $1,000 NAV we will create New Market Capital and associated asset turnover values. The Fund intends to mitigate inflation. The Fund intends to invest 100% in Treasury Direct Zero Percent
Certificate of Indebtedness by directing DTCC to use a single Valles Capital 0% C of I as the account of deposit.
While a 0% C of I earn no interest it maintains a stable
$1 NAV and there is no limit to how much money a 0% C of I can hold and is backed by the full Faith and Credit of the United States.

Implementation of Investment Objectives.
The Depository Trust & Clearing Corporation (DTCC) will be instructed to permit Market Makers to invest in the Fund. Liquidity Sponsors and Fund Managers can create a
4-week ladder buying and selling positions, each ladder will return the contribution amount plus 125% ROI every 4 weeks by participating in the Fund using 5% of exit amount automatically.

Item 10.  Management, Organization, and Capital
Structure

(a) Management.
(1) Fund Investment Adviser.
Angel Michel Valles has 40 years experience being an investment adviser beginning in 1984. Angel Valles also began the Valles Capital Management Group Corp., which is now dissolved.

(3) Legal Proceedings.
There are currently no pending material legal proceedings, including ordinary routine litigation incidental to the business, or to which the Fund or the Funds investment adviser or principal underwriter is a party.

(b) Capital Stock.
The CEO of Valles Capital Inc. is registering Valles
Capital, Inc., and 1 billion of its Authorized Number of Shares to be Issued of Valles Capital Common stock, having a stated value of $5 per share. Of its Authorized
Number of Shares to be Issued, 500,000,000 shares are beneficial shares currently outstanding.

DTCC is instructed to issue registered infinity shares accordingly using infinite share provisions to maintain a $ 1 NAV and $5 Share Price on behalf of shareholders.

The remaining 500 million unissued shares will be set aside to acquire land and equipment to develop a hydrogen on demand unit to retrofit existing gasoline engines.

Shares issued to settle the Valles Capital 5to1 Money
Market Fund Debit Card program will be issued as non-marginable Retail US Treasury Money Market Mutual fund using infinity share provisions.

Item 11.   Shareholder Information

Pricing of Fund Shares.

Infinity Shares Class
Refers to the $5 Share Market Value and $1 NAV.
Automatically recognizes the previous contribution amount.
Equity means the difference between Share Market Value and NAV. The Fund will invest 100% in a Treasury Direct
Zero Percent Certificate of Indebtedness. While a 0% C of I earns no interest it maintains a stable NAV and Share Market Value plus there's no limit to how much money a 0% C of I can hold and is backed by the full
Faith and Credit of the United States Government.


International Infinity Class
Refers to the $4 Share Market Value and $1 NAV.
Unlocks when cardholders account market value maintains a $25,000 balance for 6 months.
Automatically sells the previous contribution amount on behalf of shareholders promoting day trading status for card users to automatically result in account year end market value as qualifying year-end inventory deduction. Equity means the difference between Share Market Value and NAV. The Fund will invest 100% in a Treasury
Direct Zero Percent Certificate of Indebtedness.
While a 0% C of I earns no interest it maintains a stable NAV and Share Market Value plus there's no limit to how much money a 0% C of I can hold and is backed by the full Faith and Credit of the United States Government.

Sovereign Infinity Class
Refers to the $3 Share Market Value and $1 NAV.
Unlocks when cardholders account market value maintains a $5,000 balance for 6 months.
Automatically sells the previous contribution amount on behalf of shareholders promoting day trading status for card users to automatically result in account year end market value as qualifying year-end inventory deduction. Equity means the difference between Share Market Value and NAV. The Fund will invest 100% in a Treasury
Direct Zero Percent Certificate of Indebtedness.
While a 0% C of I earns no interest it maintains a stable NAV and Share Market Value plus there's no limit to how much money a 0% C of I can hold and is backed by the full Faith and Credit of the United States Government.

Admiral Infinity Class
Refers to the $2 Share Market Value and $1 NAV.
Unlocks when cardholder opens an account.
Automatically sells the previous contribution amount on behalf of shareholders promoting day trading status for card users to automatically result in account year end market value as qualifying year-end inventory deduction. Equity means the difference between Share Market Value and NAV. The Fund will invest 100% in a Treasury
Direct Zero Percent Certificate of Indebtedness.
While a 0% C of I earns no interest it maintains a stable NAV and Share Market Value plus there's no limit to how much money a 0% C of I can hold and is backed by the full Faith and Credit of the United States Government.

Global Infinity Class
Refers to the $1 Share Market Value and $1 NAV.
Global sweep Account receiving sell direct deposits from the Admiral, Sovereign, and International Class shares. Equity means the difference between Share Market Value and NAV.
The Fund will invest 100% in a Treasury Direct
Zero Percent Certificate of Indebtedness. While a
0% C of I earns no interest it maintains a stable
NAV and Share Market Value plus there's no limit to how much money a 0% C of I can hold and is backed by the full Faith and Credit of the United
States Government.



Item 12. Distribution Arrangements

Sales Loads.
There are no sales loads, no break points, and no rule 12b-1 plan.

Item 13.   Financial Highlights Information
There are no financial highlights to report currently.
There has been no activity to date.

Part B INFORMATION REQUIRED IN A STATEMENT OF
ADDITIONAL INFORMATION

Item 14.   Cover Page

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-1A
INFORMATION REQUIRED IN A
STATEMENT OF ADDITIONAL INFORMATION

Name of Fund	Valles Capital Non-Marginable Retail
US Government Money Market Mutual Fund

Series of Shares	Valles Capital Inc.
Classes of Shares 	Infinity Shares
			International Infinity
			Sovereign Infinity
			Admiral Infinity
			Global Infinity


Registrants Name	Valles Capital Inc.

The SAI is not a prospectus.

Reports and other information about the Fund are available on the EDGAR Database on the Commissions
Internet site at http://www.sec.gov, and that copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following
E-mail address: publicinfo@sec.gov.

Item 15.   Fund History
Valles Capital is an Arizona Corporation since April
2022. The Fund has had no activity since its incorporation. The fund has not engaged in any business activity.

Item 16. Description of the Fund and Its Investments and Risks

The fund is a non-marginable Retail US Treasury
Money Market Mutual fund investing exclusively in Zero Percent Certificates of Indebtedness issued by the US Treasury. There has been no imposition of liquidity fees or any Financial Support to date.

Item 17.  Management of the Fund
Angel Michel Valles is 60 years old residing at 112
East Fairmont Dr Tempe, Az 85282 is current Manager of the Fund and took office in April of 2022. Angel
Michel Valles has been working as a Journeyman
Electrician for the past 25 years.  He is currently
Director of only a single fund.

Item 18.   Control Persons and Principal Holders of
SecuritiesAngel Michel Valles is 60 years old residing at 112 East Fairmont Dr Tempe, Az 85282 is current
Manager of the Fund and took office in April of 2022.
Angel Michel Valles has been working as a Journeyman
Electrician for the past 25 years.  He is currently
Director of only a single fund. Angel Michel Valles currently holds 50% beneficial shares of the aggregate authorized number of shares to be issued with this registration.

Item 19.   Investment Advisory and Other Services
New Issuer	NO ACTIVITY TO REPORT FOR THIS ITEM.

Item 20.   Portfolio Managers
New Issuer	MONEY MARKET FUND NO ACTIVITY TO
REPORT FOR THIS ITEM.

Item 21.   Brokerage Allocation and Other Practices
New Issuer	NO ACTIVITY TO REPORT FOR THIS ITEM.

Item 22.   Capital Stock and Other Securities
New Issuer	NO ACTIVITY TO REPORT FOR THIS ITEM.

Item 23.   Purchase, Redemption, and Pricing of Shares
New Issuer	NO ACTIVITY TO REPORT FOR THIS ITEM.

Item 25.   Underwriters
New Issuer	NO ACTIVITY TO REPORT FOR THIS ITEM.

Item 27.   Financial Statements
We intend to comply with an undertaking and file an amendment filing containing financial statements, which may be unaudited, within four to six months after the effective date of this registration statement under the Securities Act of 1933 [15 U.S.C. 77a et seq.];

Item 27A.   Annual and Semi-Annual Shareholder Report
New Issuer	NO ACTIVITY TO REPORT FOR THIS ITEM.

Part C OTHER INFORMATION

Item 28.   Exhibits

Exhibit A. Articles of Incorporation

Articles of Incorporation for Valles Capital can be found at the following web address https://ecorp.azcc.
gov/CommonHelper/GetFilingDocuments?barcode=2204202207
9696 or by searching the Arizona Corporation
Commissions eCorp \website https://ecorp.azcc.gov/
Entity Search/Index using entity search for Valles Capital Inc or ID # 23363947.

Exhibit l. Initial Capital Agreements

There are currently no unique or unusual restrictions to disclose on the right to freely retain or dispose of the Funds shares or material obligations or potential liabilities associated with holding the Funds shares
(not including investment risks) that may expose investors to significant risks.

Item 29. Persons Controlled by or Under Common Control with the Fund

New Issuer	NO ACTIVITY TO REPORT FOR THIS ITEM.

Item 30.   Indemnification
Indemnification of Officers, Directors, Employees and
Agents. The Corporation shall indemnify any person who incurs expenses or liabilities by reason of the fact he or she is or was an officer, director, employee, or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another
Corporation, partnership, joint venture, trust or other enterprise. This indemnification shall be mandatory in all circumstances in which indemnification is permitted by law.

Limitation of Liability.
To the fullest extent permitted by the Arizona Revised
Statutes, as the same exists or may hereafter be amended, a director of the Corporation shall not be liable to the Corporation or its stockholders for monetary damages for any action taken or any failure to take any action as a director. No repeal, amendment or modification of this article, whether direct or indirect, shall eliminate or reduce its effect with respect to any act or omission of a director of the Corporation occurring prior to such repeal, amendment or modification.

Item 31.   Business and Other Connections of Investment
Adviser

New Issuer	NO ACTIVITY TO REPORT FOR THIS ITEM.

Item 32.   Principal Underwriters
New Issuer	NO ACTIVITY TO REPORT FOR THIS ITEM.

Item 33.   Location of Accounts and Records
The location of Accounts and Records are held in the possession of Angel Michel Valles residing at 112 East
Fairmont Drive Tempe, Arizona 85282.

Item 34.   Management Services
New Issuer	NO ACTIVITY TO REPORT FOR THIS ITEM.

Item 35.   Undertakings
Issuing one 4 week $2,500,00 ladder between 2 mutually agreeing funds or fund managers each contributing half of the ladder contribution amount will satisfy Item 35 requirement which allows 90 days to accumulate $100,000 within those 90 days when calculating for inflation, will return to market makers $12,500,000 in new market capital plus 25% with every asset turnover event.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund
(certifies that it meets all of the requirement for effectiveness of this registration statement under rule
485(b) under the Securities Act and) has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Tempe, and State of Arizona, on the 1st day of July 2024.

By
Valles Capital Fund

Angel Michel Valles, CEO
Signature                       Title

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Angel Michel Valles, CEO          July 2nd, 2024
Signature            Title        Date







Reports and other information about the Fund are available on the EDGAR Database on the Commissions
Internet site at http://www.sec.gov, and that copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following
E-mail address: publicinfo@sec.gov.


FILE NUMBER(S):   	811-23981
333-280698